Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2021
Exploration in operating units
Schedule of detailed information about exploration and evaluation assets

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	1,296	444	2,837

Services provided by third parties	45,437	20,406	33,591
Direct labor	3,891	3,361	1,747
Consumption of materials and supplies	3,839	1,426	3,712
Short-term and low-value lease	2,641	766	1,186
Electricity and water	834	471	905
Maintenance and repair	165	9	10
Transport	108	12	71
Purchase of land	—	2,162	—
Other	237	283	548
Total exploration in operating units	57,152	28,896	41,770
Final balance of products in process and finished goods, net of depreciation and amortization	(2,036)	(1,296)	(444)

	56,412	28,044	44,163